Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019
Disaggregation of Revenue [Line Items]
Deferred revenue	$ 24,759	$ 13,280	$ 24,759	$ 13,280	$ 20,760	$ 13,581		$ 24,094	$ 14,074
Total revenue	70,931	57,390	159,473	125,482	323,410	226,277	$ 191,844
Online Gaming
Disaggregation of Revenue [Line Items]
Total revenue	55,409	56,112	139,114	121,402	308,177
Other
Disaggregation of Revenue [Line Items]
Total revenue	$ 568	$ 1,278	$ 5,405	$ 4,080	$ 15,233
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Disaggregation of Revenue [Line Items]
Total revenue						226,277	191,844
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Online Gaming
Disaggregation of Revenue [Line Items]
Total revenue						219,131	189,779
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Other
Disaggregation of Revenue [Line Items]
Total revenue						$ 7,146	$ 2,065